Net Working Capital and Capital Structure (Details 2)	12 Months Ended
	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$) engine aircraft	Dec. 31, 2020 BRL (R$)	Dec. 31, 2021 BRL (R$)
Disclosure of other provisions [line items]
Probable loss	R$ (143,790,000)	R$ (389,426,000)
Number of aircraft referring to the value of partial reversals of provisions for impairment | aircraft		46
Number of subleased aircrafts			54 aircraft and 4 engines
Number of engine referring to the value of partial reversals of provisions for impairment | engine		4
Provision for impairment of assets and onerous contracts
Disclosure of other provisions [line items]
Probable loss	(143,790,000)	R$ (389,426,000)		R$ (1,605,561,000)
Reversals	245,636,000	1,102,791,000
Provision for impairment of assets and onerous contracts | Aircraft
Disclosure of other provisions [line items]
Reversals		1,102,791,000
Total provision for impairment of Company assets
Disclosure of other provisions [line items]
Probable loss	(143,790,000)	(389,426,000)	R$ (2,075,582,000)	(912,154,000)
Reversals	245,636,000	516,157,000
Total provision for impairment of Company assets | Provision for impairment of right-of-use assets
Disclosure of other provisions [line items]
Probable loss	0	(110,349,000)
Total provision for impairment of Company assets | Provision for impairment of property and equipment
Disclosure of other provisions [line items]
Probable loss	(143,790,000)	(279,077,000)
Onerous contracts provision [member]
Disclosure of other provisions [line items]
Probable loss	0	0	R$ (821,751)	R$ (693,407,000)
Reversals	R$ 0	R$ 586,634,000